Fair Value	9 Months Ended
Sep. 30, 2018
Notes
Fair Value

Note 4:  Fair Value

The Company uses fair value measurements to record fair value of certain assets and liabilities and to estimate fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, such as insurance policy liabilities (other than investment-type contracts), are excluded from the fair value disclosure requirements.

Valuation Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value of assets and liabilities into three broad levels. The Company has categorized its financial instruments, based on the degree of subjectivity inherent in the valuation technique, as follows:

•         Level 1: Inputs are directly observable and represent quoted prices for identical assets or liabilities in active markets the Company has the ability to access at the measurement date.

•         Level 2: All significant inputs are observable, either directly or indirectly, other than quoted prices included in Level 1, for the asset or liability. This includes: (i) quoted prices for similar instruments in active markets, (ii) quoted prices for identical or similar instruments in markets that are not active, (iii) inputs other than quoted prices that are observable for the instruments and (iv) inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•         Level 3: One or more significant inputs are unobservable and reflect the Company’s estimates of the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.

For purposes of determining the fair value of the Company’s assets and liabilities, observable inputs are those inputs used by market participants in valuing financial instruments, which are developed based on market data obtained from independent sources. The Company uses prices and inputs that are current as of the measurement date. In some instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The hierarchy requires the use of market observable information when available for assessing fair value. The availability of observable inputs varies by investment. The Company has no Level 3 investments with unrealized gains or losses included in other comprehensive income.

Valuation Process

The Company is responsible for the determination of fair value and the supporting assumptions and methodologies. The Company gains assurance on the overall reasonableness and consistent application of valuation methodologies and inputs and compliance with accounting standards through the execution of various processes and controls designed to provide assurance that the Company’s assets and liabilities are appropriately valued.

The Company has policies and guidelines that require the establishment of valuation methodologies and consistent application of such methodologies. These policies and guidelines govern the use of inputs and price source hierarchies and provide controls around the valuation processes. These controls include appropriate review and analysis of prices against market activity or indicators of reasonableness, approval of price source changes, price overrides, methodology changes and classification of fair value hierarchy levels. The valuation policies and guidelines are reviewed and updated as appropriate.

For fair values received from third parties or internally estimated, the Company’s processes are designed to provide assurance that the valuation methodologies and inputs are appropriate and consistently applied, the assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are appropriately recorded. The Company performs procedures to understand and assess the methodologies, process and controls of valuation service providers. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third party valuation sources for selected securities. When using internal valuation models, these models are developed by the Company’s investment group using established methodologies. The models including key assumptions are reviewed with various investment sector professionals, including accounting, operations, compliance and risk management. In addition, when fair value determinations are expected to be more variable, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions.

Transfers Between Levels

There were no transfers between levels during the three and nine months ended September 30, 2018 and 2017.

Fair Value Measurement – Recurring Basis

The following table summarizes the Company’s assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2018.

Assets, at Fair Value	Level 1	Level 2	Level 3	Total

Cash equivalents[1]	$ 18,243	$ -	$ -	$ 18,243
Debt securities:
U.S. government and agencies	-	7,955	-	7,955
Residential mortgage-backed securities	-	1,413	-	1,413
Total debt securities	-	9,368	-	9,368

Derivatives embedded in assets on deposit	-	-	651,452	651,452
Separate account assets	-	103,929	-	103,929

Total assets	$ 18,243	$ 113,297	$ 651,452	$ 782,992

Liabilities, at Fair Value	Level 1	Level 2	Level 3	Total

Derivatives embedded in annuity contracts	$ -	$ -	$ 651,452	$ 651,452

Total liabilities	$ -	$ -	$ 651,452	$ 651,452

[1]Excludes cash of $2,058 that is not subject to fair value accounting.

The following table summarizes the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2017.

Assets, at Fair Value	Level 1	Level 2	Level 3	Total

Cash equivalents[1]	$ 16,607	$ -	$ -	$ 16,607
Debt securities:
U.S. government and agencies	-	8,954	-	8,954
Residential mortgage-backed securities	-	1,713	-	1,713
Total debt securities	-	10,667	-	10,667

Derivatives embedded in assets on deposit	-	-	471,192	471,192
Separate account assets	-	69,005	-	69,005

Total assets	$ 16,607	$ 79,672	$ 471,192	$ 567,471

Liabilities, at Fair Value	Level 1	Level 2	Level 3	Total

Derivatives embedded in annuity contracts	$ -	$ -	$ 471,192	$ 471,192

Total liabilities	$ -	$ -	$ 471,192	$ 471,192

[1]Excludes cash of $1,833 that is not subject to fair value accounting.

The Company had no assets or liabilities that required a fair value adjustment on a non-recurring basis as of September 30, 2018 or December 31, 2017.

Determination of Fair Values

The Company determines the estimated fair value of its investments using primarily the market approach and the income approach. The use of quoted prices and matrix pricing or similar techniques are examples of market approaches, while the use of discounted cash flow methodologies is an example of the income approach.

A summary of valuation techniques for classes of financial assets and liabilities by fair value hierarchy level are as follows:

Level 1 Measurements

Cash equivalents:  Consists of money market funds; valuation is based on the closing price as of the balance sheet date.

Level 2 Measurements

For assets classified as Level 2 investments, the Company values the assets using third-party pricing sources, which generally rely on quoted prices for similar assets in markets that are active and observable market data.

U.S. government and agencies: Certain U.S. Treasury securities and debentures issued by agencies of the U.S. government are valued based on observable inputs such as the U.S. Treasury yield curve, market indicated spreads and quoted prices for identical assets in markets that are not active and/or similar assets in markets that are active.

Residential mortgage-backed securities: Valuation is principally based on observable inputs including quoted prices for similar assets in markets that are active and observable market data.

Separate account assets: Consists of mutual funds and unit investment trusts in which the contract holder could redeem its investment at net asset value per share at the measurement date with the investee.

Level 3 Measurements

Derivatives embedded in assets on deposit and annuity contracts: The Company offers single premium deferred annuity and flexible premium deferred variable annuity contracts with certain caps and floors which represent a minimum and maximum amount that could be credited to a contract during that contract year based on the performance of an external index. These embedded derivatives are measured at fair value separately from the host deposit asset and annuity contract.

In estimating the fair value of the embedded derivative, the Company attributes a present value to the embedded derivative equal to the discounted sum of the excess cash flows of the index-related fund value over the minimum fund value. The current year portion of the embedded derivative is adjusted for known market conditions. The discount factor at which the embedded derivative is valued contains an adjustment for the Company’s own credit and risk margins for unobservable non-capital market inputs. The Company’s own credit adjustment is determined taking into consideration publicly available information relating to the Company’s debt as well as its claims paying ability.

These derivatives may be more costly than expected in volatile or declining equity markets. Changes in market conditions include, but are not limited to, changes in interest rates, equity indices, default rates and market volatility. Changes in fair value may be impacted by changes in the Company’s own credit standing. Lastly, changes in actuarial assumptions regarding policyholder behavior (such as full or partial withdrawals varying from expectations) and risk margins related to non-capital market inputs may result in significant fluctuations in the fair value of the derivatives. See Embedded Derivatives within Note 3, Investments for the impact to net income.

The following table presents information about significant unobservable inputs used in Level 3 embedded derivative liabilities and related assets on deposit measured at fair value developed by internal models as of September 30, 2018 and December 31, 2017:

Range of Values and
Predominant	Significant	Weighted Average - Unobservable Input
Valuation Method	Unobservable Input	September 30, 2018	December 31, 2017

Single premium deferred annuities
Discounted cash flow	Lapse rates	Range of 2% to 4%	Range of 2% to 4%
		with an excess lapse	with an excess lapse
		rate at the end of index	rate at the end of index
		period of 50% or 95%.	period of 50% or 95%.
		Weighted average	Weighted average
		is 4.2%.	is 2.9%.
	Company's	Range of 52 - 91	Range of 58 - 99
	own credit	basis points added	basis points added
	and risk margin	on to discount rate.	on to discount rate.
		Weighted average	Weighted average
		is 0.7%	is 0.7%

Flexible premium deferred variable annuities
Discounted cash flow	Lapse rates	Range of 2% to 10%	Range of 2% to 10%
		with an excess lapse	with an excess lapse
		rate at the end of index	rate at the of index
		period of 5% to 20%.	period of 5% to 20%.
		Weighted average	Weighted average
		is 2.8%.	is 2.6%.
	Company's	Range of 52 - 91	Range of 58 - 99
	own credit	basis points added	basis points added
	and risk margin	on to discount rate.	on to discount rate.
		Weighted average	Weighted average
		is 0.8%	is 0.8%

Changes in Fair Value Measurement

The following table sets forth the values of assets and liabilities classified as Level 3 within the fair value hierarchy at September 30, 2018.

Total Realized/Unrealized Gain (Loss) Included in:
	Balance				Balance
	January 1,				September 30,
	2018	Purchases	Maturities	Earnings[1]	2018

Derivatives embedded in assets on deposit	$ 471,192	$ 80,419	$ (8,075)	$ 107,916	$ 651,452

Total assets	$ 471,192	$ 80,419	$ (8,075)	$ 107,916	$ 651,452

Derivatives embedded in annuity contracts	$ 471,192	$ 80,419	$ (8,075)	$ 107,916	$ 651,452

Total liabilities	$ 471,192	$ 80,419	$ (8,075)	$ 107,916	$ 651,452

[1] Included in net income are realized gains and losses associated with embedded derivatives.

The following table sets forth the values of assets and liabilities classified as Level 3 within the fair value hierarchy at December 31, 2017.

Total Realized/Unrealized Gain (Loss) Included in:
	Balance				Balance
	January 1,				December 31,
	2017	Purchases	Maturities	Earnings[1]	2017

Derivatives embedded in assets on deposit	$ 246,405	$ 93,748	$ (5,039)	$ 136,078	$ 471,192

Total assets	$ 246,405	$ 93,748	$ (5,039)	$ 136,078	$ 471,192

Derivatives embedded in annuity contracts	$ 246,405	$ 93,748	$ (5,039)	$ 136,078	$ 471,192

Total liabilities	$ 246,405	$ 93,748	$ (5,039)	$ 136,078	$ 471,192

[1] Included in net income are realized gains and losses associated with embedded derivatives.

Fair Value Measurements for Financial Instruments Not Reported at Fair Value

Accounting standards require disclosure of fair value information about certain on- and off-balance sheet financial instruments which are not recorded at fair value on a recurring basis for which it is practicable to estimate that value.

The following methods and assumptions were used by the Company in estimating the fair value disclosures for significant financial instruments:

Level 1 Measurements

Cash: The carrying amount for this instrument approximates its fair value due to its short term nature and is based on observable inputs.

Level 2 Measurements

Assets on deposit and Investment-type contracts:  Assets on deposit and investment-type contracts include single premium deferred annuity and the risk control accounts of the flexible premium deferred variable annuity contracts, excluding the related embedded derivative. In most cases, the fair values are determined by discounting expected liability cash flows and required profit margins using the year-end swap curve plus a spread equivalent to a cost of funds for insurance companies based on observable inputs.

Separate account liabilities: Separate account liabilities represent the account value owed to the contract holder, which is equal to the segregated assets carried at fair value.

The carrying amounts and estimated fair values of the Company’s financial instruments which are not measured at fair value on a recurring basis at September 30, 2018 and December 31, 2017 are as follows:

	September 30, 2018			December 31, 2017
	Carrying	Estimated		Carrying	Estimated
	Amount	Fair Value	Level	Amount	Fair Value	Level

Financial instruments recorded as assets:
Cash	$ 2,058	$ 2,058	1	$ 1,833	$ 1,833	1
Assets on deposit	2,434,783	2,028,852	2	1,981,841	1,726,602	2
Financial instruments recorded as liabilities:
Investment-type contracts	2,434,783	2,028,852	2	1,981,841	1,726,602	2
Separate account liabilities	103,929	103,929	2	69,005	69,005	2